Deposits for Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Deposits for Property and Equipment [Abstract]
Schedule of deposits for property and equipment
	June 30, 2019	June 30, 2018

Deposits for leasehold improvements	$624,112	$-
Deposits for office equipment	41,268	-
	$665,380	$-